Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies [Abstract]
Description of Business
Description of Business - Capitol Federal Financial, Inc. (the "Company") provides a full range of retail banking services through its wholly-owned subsidiary, Capitol Federal Savings Bank (the "Bank") which has 35 traditional and 10 in-store banking offices serving primarily the metropolitan areas of Topeka, Wichita, Lawrence, Manhattan, Emporia and Salina, Kansas and portions of the metropolitan area of greater Kansas City. The Bank emphasizes mortgage lending, primarily originating and purchasing one- to four-family mortgage loans and providing personal retail financial services.  The Bank is subject to competition from other financial institutions and other companies that provide financial services.

On July 21, 2010, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") was signed into law.  The Dodd-Frank Act, among other things, required the Office of Thrift Supervision (the "OTS") to be merged into the Office of the Comptroller of the Currency (the "OCC").  On July 21, 2011, the OCC assumed all functions and authority from the OTS relating to federally chartered savings banks, and the Board of Governors of the Federal Reserve System ("FRB") assumed all functions and authority from the OTS relating to savings and loan holding companies.   Effective July 21, 2011, the Bank is regulated by the OCC and the Company is regulated by the FRB.  Prior to that date, the Bank and Company were regulated by the OTS.  The Bank is also regulated by the Federal Deposit Insurance Corporation (the "FDIC").  The Bank and Company are subject to periodic examinations by the above noted regulatory authorities.

The Bank has an expense sharing agreement with the Company that covers the reimbursement of certain expenses that are allocable to the Company.  These expenses include compensation, rent for leased office space, and general overhead expenses.

The Company and its subsidiary have a tax allocation agreement.  The Bank is the paying agent to the taxing authorities for the group for all periods presented.  Each company is liable for taxes as if separate tax returns were filed and reimburses the Bank for its related tax liability.  If any entity has a tax benefit due to a taxable loss, the Bank reimburses the entity for the related tax benefit.

The Company's ability to pay dividends is dependent, in part, upon its ability to obtain capital distributions from the Bank. The future dividend policy of the Company is subject to the discretion of the Board of Directors and will depend upon a number of factors, including the Company's financial condition and results of operations, the Bank's regulatory capital requirements, regulatory limitations on the Bank's ability to make capital distributions to the Company, and the amount of cash at the holding company.  Holders of common stock will be entitled to receive dividends as of and when declared by the Board of Directors of the Company out of funds legally available for that purpose.

Basis of Presentation
Basis of Presentation - In December 2010, Capitol Federal Financial completed its conversion from a mutual holding company form of organization to a stock form of organization ("corporate reorganization").  Capitol Federal Financial, which owned 100% of the Bank, was succeeded by the Company, a new Maryland corporation.  As part of the corporate reorganization, Capitol Federal Savings Bank MHC's ("MHC") ownership interest in Capitol Federal Financial was sold in a public offering.  Gross proceeds from the offering were $1.18 billion and related offering expenses were $46.7 million, of which $6.0 million were incurred and deferred in fiscal year 2010.  The publicly held shares of Capitol Federal Financial were exchanged for new shares of common stock of the Company.  The exchange ratio was 2.2637 and ensured that immediately after the corporate reorganization the public stockholders of Capitol Federal Financial owned the same aggregate percentage of the Company's common stock that they owned of Capitol Federal Financial's common stock immediately prior to the reorganization.  All share information used to calculate EPS in the consolidated financial statements prior to the corporate reorganization has been revised to reflect the 2.2637 exchange ratio.  In conjunction with the corporate reorganization, the Company contributed $40.0 million of cash to the Bank's charitable foundation, Capitol Federal Foundation.  Additionally, a "liquidation account" has been established for the benefit of certain depositors of the Bank in an amount equal to MHC's ownership interest in the retained earnings of Capitol Federal Financial as of June 30, 2010.  As of September 30, 2011, the balance of the liquidation account was $405.4 million.  Under OCC regulations, neither the Company nor the Bank is permitted to pay dividends on its capital stock to its stockholders if stockholders' equity would be reduced below the current amount of the liquidation account at that time.

The consolidated financial statements after the corporate reorganization in December 2010 include the accounts of the Company and its wholly owned subsidiary, the Bank.  The consolidated financial statements prior to the corporate reorganization include the accounts of Capitol Federal Financial and its wholly owned subsidiary, the Bank.  The Bank has a wholly owned subsidiary, Capitol Funds, Inc.  Capitol Funds, Inc. has a wholly owned subsidiary, Capitol Federal Mortgage Reinsurance Company.  All intercompany accounts and transactions have been eliminated.

These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The ACL is a significant estimate that involves a high degree of complexity and requires management to make difficult and subjective judgments and assumptions about highly uncertain matters.  The use of different judgments and assumptions could cause reported results to differ significantly.  In addition, bank regulators periodically review the Bank's ACL.  The bank regulators have the ability to require the Bank, as they can require all banks, to increase the ACL or recognize additional charge-offs based upon their judgments, which may differ from management's judgments.  Any increases in the ACL or recognition of additional charge-offs required by bank regulators could adversely affect the Company's financial condition and results of operations.

Cash and Cash Equivalents
Cash and Cash Equivalents - Cash and cash equivalents include cash on hand and amounts due from banks.  The Bank has acknowledged informal agreements with other banks where it maintains deposits. Under these agreements, service fees charged to the Bank are waived provided certain average compensating balances are maintained throughout each month.  FRB regulations require federally chartered savings banks to maintain cash reserves against their transaction accounts.  Required reserves must be maintained in the form of vault cash, an account at a Federal Reserve Bank, or a pass-through account as defined by the FRB.  The Bank is in compliance with the FRB requirements.  For the years ended September 30, 2011 and 2010, the average daily balance of required reserves at the Federal Reserve Bank was $9.3 million and $9.7 million, respectively.

Securities
Securities - Securities include mortgage-backed and agency securities issued primarily by United States Government-Sponsored Enterprises ("GSE"), including Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") and FHLB, United States Government agencies, including Government National Mortgage Association ("GNMA"), and municipal bonds.  Securities are classified as HTM, AFS, or trading based on management's intention on the date of purchase.  Generally, classifications are made in response to liquidity needs, asset/liability management strategies, and the market interest rate environment at the time of purchase.

Securities that management has the intent and ability to hold to maturity are classified as HTM and reported at amortized cost. Such securities are adjusted for the amortization of premiums and discounts which are recognized as adjustments to interest income over the life of the securities using the level-yield method.

Securities that management may sell if necessary for liquidity or asset management purposes are classified as AFS and reported at fair value, with unrealized gains and losses reported as a component of accumulated other comprehensive income (loss) within stockholders' equity, net of deferred income taxes.  The amortization of premiums and discounts are recognized as adjustments to interest income over the life of the securities using the level-yield method.  Gains or losses on the disposition of AFS securities are recognized using the specific identification method. Estimated fair values of AFS securities are based on one of three methods:  1) quoted market prices where available, 2) quoted market prices for similar instruments if quoted market prices are not available, and 3) unobservable data that represents the Bank's assumptions about items that market participants would consider in determining fair value where no market data is available.  See additional discussion of fair value of AFS securities in Note 14.

Securities that are purchased and held principally for resale in the near future are classified as trading securities and are reported at fair value, with unrealized gains and losses included in other income in the consolidated statements of income.  During fiscal year 2010, the Bank held trading securities for a limited time.  The securities were received in conjunction with the swap of originated fixed-rate mortgage loans with FHLMC for MBS.  During the fiscal year ended September 30, 2011, neither the Company nor the Bank maintained a trading securities portfolio.

Management monitors the securities portfolio for impairment on an ongoing basis and performs a formal review quarterly. The process involves monitoring market events and other items that could impact issuers.  The evaluation includes, but is not limited to, such factors as:  the nature of the investment, the length of time the security has had a fair value less than the amortized cost basis, the cause(s) and severity of the loss, expectation of an anticipated recovery period, recent events specific to the issuer or industry including the issuer's financial condition and current ability to make future payments in a timely manner, external credit ratings and recent downgrades in such ratings, management's intent to sell and whether it is more likely than not management would be required to sell prior to recovery for debt securities. Management determines whether other-than-temporary losses should be recognized for impaired securities by assessing all known facts and circumstances surrounding the securities.  If management intends to sell an impaired security or if it is more likely than not that management will be required to sell an impaired security before recovery of its amortized cost basis, an other-than-temporary impairment has occurred and the difference between amortized cost and fair value will be recognized as a loss in earnings and the security will be written down to fair value.  Such losses would be included in other income in the consolidated statements of income.

Loans Receivable
Loans Receivable - Loans receivable that management has the intent and ability to hold for the foreseeable future are carried at the amount of unpaid principal, net of ACL, undisbursed loan funds, unamortized premiums and discounts, and deferred loan origination fees and costs.  Net loan origination fees and costs and premiums and discounts are amortized as yield adjustments to interest income using the level-yield method, adjusted for the estimated prepayment speeds of the related loans when applicable.  Interest on loans is credited to income as earned and accrued only if deemed collectible.

A loan is considered delinquent when payment has not been received within 30 days of its contractual due date.  The accrual of income on loans is discontinued when interest or principal payments are 90 days in arrears.  Loans on which the accrual of income has been discontinued are designated as non-accrual loans and outstanding interest previously credited beyond 90 days delinquent is reversed.  A non-accrual loan is returned to accrual status once the contractual payments have been made to bring the loan less than 90 days past due.

Existing loan customers, whose loans have not been sold to third parties and who have not been delinquent on their contractual loan payments during the previous 12 months have the opportunity, for a fee, to endorse their original loan terms to current loan terms being offered.  The fee assessed for endorsing the mortgage loan is deferred and amortized over the remaining life of the endorsed loan using the level-yield method and is reflected as an adjustment to interest income.  Each endorsement is examined on a loan-by-loan basis and if the new loan terms represent more than a minor change to the loan, then the unamortized balance of the pre-endorsement deferred fees and/or costs associated with the mortgage loan are recognized in interest income at the time of the endorsement.  If the endorsement of terms does not represent more than a minor change to the loan, then the unamortized balance of the pre-endorsement deferred fees or costs continue to be deferred.

For borrowers experiencing financial difficulties, the Bank may grant a concession to the borrower.  Generally, the Bank grants a short-term payment accommodation to borrowers that are experiencing a temporary cash flow problem.  The most frequently used accommodation is to reduce the monthly payment amount for a period of six to 12 months, often by requiring payments of only interest and escrow during this period. These restructurings result in an extension of the maturity date of the loan.  For more severe situations requiring long-term solutions, the Bank also offers interest rate reductions to currently-offered rates and more lengthy extensions of the maturity date.  All such concessions are considered a troubled debt restructuring ("TDR").  The Bank does not forgive principal or interest nor does it commit to lend additional funds to debtors whose terms have been modified in TDRs.

The Company adopted Accounting Standards Update ("ASU") No. 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring, (ASU 2011-02) on July 1, 2011.  ASU No. 2011-02 provides additional guidance to creditors for evaluating whether a restructuring of a loan is a TDR.  In evaluating whether a loan restructuring constitutes a TDR, a creditor must separately conclude that the restructuring constitutes a concession to the borrower and the borrower is experiencing financial difficulties.

As a result of adopting the ASU, management reassessed all restructurings that occurred on or after October 1, 2010, for identification as TDRs.  Management identified certain endorsed loans that are now required to be reported as TDRs due to decreases in soft credit scores and/or estimated loan-to-value ("LTV") ratios since the time the loan was originated.  Because of these decreases, the borrower could be experiencing financial difficulties even though they have not been delinquent in the previous 12 months on their existing loan payments.  These loans had been measured under the general valuation allowance methodology, prior to the adoption of ASU 2011-02.  Upon adoption, management classified the loans as impaired and began measuring the loans under the specific valuation allowance ("SVA") methodology.  Management will continue to apply the SVA methodology to these loans as long as they are classified as impaired.

Additionally, management identified certain loan restructurings that occurred on or after October 1, 2010, where the loan restructurings resulted in an insignificant delay in the timing of the loan principal payments. The deferral period for these restructured loans was six months or less and any reduction in the principal value of cash flows as a result of the restructuring was due to the insignificant delay in the timing of principal payments. The Bank did not forgive any interest or principal in association with these restructurings.  Upon adoption, management began measuring these loans under the general valuation allowance methodology.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement.  Interest income on impaired loans is recognized in the period collected unless the ultimate collection of principal is considered doubtful.  Management considers the following loans to be impaired loans: all non-accrual loans, loans classified as substandard, loans with SVAs, and TDRs that have not been performing under the new terms for 12 consecutive months or are required by the accounting literature to be classified as a TDR for the life of the loan due to a reduction in the stated interest rate to a rate lower than the current market rate for new debt with similar risk.

Allowance for Loan Losses
Allowance for Credit Losses - The ACL represents management's best estimate of the amount of known and inherent losses in the loan portfolio as of the balance sheet date.  Management's methodology for assessing the appropriateness of the ACL consists of a formula analysis for general valuation allowances and the establishment of SVAs for identified problem loans.  Management maintains the ACL through provisions for credit losses that are charged to income.

For one- to four-family loans, losses are charged-off when a loan is transferred to REO or if there is a short-sale of the collateral.  For consumer home equity loans where the Bank holds the first mortgage, if the loan balance is in excess of the fair value and the loan is in foreclosure, the difference between the loan balances and the fair value is charged-off.  Estimated selling costs and private mortgage insurance ("PMI") proceeds are also taken into consideration when calculating the amount to charge-off for home equity loans.  For consumer home equity loans where the Bank does not hold the first mortgage, foreclosure is pursued or the loan balance is charged-off.  Other consumer loans that are unsecured are entirely charged-off once the loan is 120 days past due.  For multi-family and commercial loans, the Bank records an SVA when it is determined that the collection of all or a portion of a loan may not be collected and the amount of that loss is reasonably estimated.

The Bank's primary lending emphasis is the origination and purchase of one- to four-family first mortgage loans on residential properties and, to a lesser extent, second mortgage loans on one- to four-family residential properties, resulting in a loan concentration in residential mortgage loans.  The Bank has a concentration of loans secured by residential property located in Kansas and Missouri.  Based on the composition of the Bank's loan portfolio, the primary risks inherent in the one- to four-family and consumer loan portfolios are the continued weakened economic conditions, continued high levels of unemployment or underemployment, and a continuing decline in residential real estate values.  Any one or a combination of these events may adversely affect borrowers' ability to repay their loans, resulting in increased delinquencies, non-performing assets, loan losses, and future loan loss provisions.  Although the multi-family and commercial loan portfolio also shares the risk of continued weakened economic conditions, the primary risks for this portfolio include the ability of the borrower to sustain sufficient cash flows from leases and to control expenses to satisfy their contractual debt payments, or the ability to utilize personal and/or business resources to pay their contractual debt payments if the cash flows are not sufficient.  Additionally, if the Bank were to repossess the secured collateral of a multi-family or commercial loan, the pool of potential buyers is limited more than that for a residential property; therefore, the Bank could hold the property for an extended period of time and potentially be forced to sell at a discounted price, resulting in additional losses.

Management considers several quantitative and qualitative factors quarterly while monitoring the credit quality of the loan portfolio and evaluating the adequacy of the ACL.  Such factors include: the trend and composition of delinquent and non-performing loans, the results of foreclosed property and short-sale transactions (historical losses and net charge-offs), increase in and establishment of SVAs, the current status and trends of local and national economies, the trends and current conditions in the residential real estate markets, and loan portfolio growth and concentrations.

Since the Bank's loan portfolio is primarily concentrated in one- to four-family real estate, management monitors residential real estate market value trends in the Bank's local market areas and geographic sections of the U.S. by reference to various industry and market reports, economic releases and surveys, and management's general and specific knowledge of the real estate markets in which the Bank lends, in order to determine what impact, if any, such trends may have on the level of ACL.   Reviewing these quantitative and qualitative factors assists management in evaluating the overall credit quality of the loan portfolio and the reasonableness of the ACL on an ongoing basis, and whether changes need to be made to the Bank's allowance for credit loss methodology.  Management seeks to apply the ACL methodology in a consistent manner; however, the methodology can be modified in response to changing conditions.  There were no significant modifications to the formula analysis methodology during the year ended September 30, 2011.

The formula analysis for general valuation allowances is updated each quarter.  Within the formula analysis, the loan portfolio is segregated into the following categories:  one- to four-family loans, multi-family and commercial loans, consumer home equity loans, and other consumer loans.  Home equity loans with the same underlying collateral as a one- to four-family loan are combined with the one- to four-family loan in the formula analysis to calculate a combined LTV ratio.  Impaired loans are excluded from the formula analysis as they are individually evaluated for SVAs.  The one- to four-family loan portfolio and related home equity loans are segregated into additional categories based on the following risk characteristics:  originated or purchased from a nationwide lender, interest payments (fixed-rate, adjustable-rate, and interest-only), LTV ratios, borrower's credit scores, and geographic location.  The categories were derived by management based on reviewing the historical performance of the one- to four-family loan portfolio and taking into consideration current economic conditions, such as trends in residential real estate values in certain areas of the U.S. and unemployment rates.  The geographic location category pertains primarily to certain states in which the Bank has experienced measurable losses on REO and short-sales.

Quantitative loss factors are applied to each loan category in the formula analysis based on the historical loss experience and current SVAs, adjusted for loan delinquency trends, for each respective loan category.  Each quarter, management reviews the historical loss time periods and utilizes the historical loss time periods believed to be the most reflective of the current economic conditions and recent charge-off experience for each respective loan category.

Qualitative loss factors are applied to each loan category in the formula analysis.  The qualitative factors for the one- to four-family and consumer loan portfolios are:  unemployment rate trends, collateral value trends, credit score trends, and delinquent loan trends.  The qualitative factors for the multi-family and commercial loan portfolio are:  unemployment rate trends, collateral value trends, and delinquent loan trends.  As loans are classified as special mention or become 30 to 89 days delinquent, the qualitative loss factors increase based upon delinquent loan trends.  The qualitative factors were derived by management based on a review of the historical performance of the respective loan portfolios and consideration of current economic conditions and their likely impact to the loan portfolio.

SVAs are established in connection with individual loan reviews of impaired loans.  Since the majority of the Bank's loan portfolio is composed of residential real estate, determining the estimated fair value of the underlying collateral is important in evaluating the amount of SVAs required for impaired one- to four-family loans.  If the estimated fair value of the collateral, less estimated costs to sell and anticipated PMI proceeds, is less than the current loan balance, an SVA is established for the difference.  Once a purchased one- to four-family loan is 90 days delinquent, new collateral values are obtained through automated valuation models ("AVMs") or broker price opinions ("BPOs").  An updated AVM or BPO is then requested approximately every six months while the loan is greater than 90 days delinquent.  Due to the relatively stable home values in Kansas and Missouri, new appraisals on originated one- to four- family loans are not obtained until a loan enters foreclosure.  For originated one- to four-family loans and home equity loans that are impaired and the most recent appraisal is more than one year old, management estimates the fair value of the collateral using the most recently published Federal Housing Finance Agency ("FHFA") index.  For those loans where the FHFA fair value estimate results in a value less than the outstanding loan balance, an updated appraisal is obtained and is used to establish the SVA. If the Bank holds the first and second mortgage, both loans are combined when evaluating the need for an SVA.

Loans with an outstanding balance of $1.5 million or more are reviewed annually if secured by property in one of the following categories:  multi-family (five or more units) property, unimproved land, other improved commercial property, acquisition and development of land projects, developed building lots, office building, single-use building, or retail building.  SVAs are established if necessary, or management may charge-off such losses if deemed appropriate.

Assessing the adequacy of the ACL is inherently subjective.  Actual results could differ from estimates as a result of changes in economic or market conditions.  Changes in estimates could result in a material change in the ACL.  In the opinion of management, the ACL, when taken as a whole, is adequate to absorb estimated losses inherent in the loan portfolio.  However, future adjustments may be necessary if loan portfolio performance or economic or market conditions differ substantially from the conditions that existed at the time of the initial determinations.

Bank-Owned Life Insurance
Bank-Owned Life Insurance - BOLI is an insurance investment designed to help offset costs associated with the Bank's compensation and benefit programs.  In the event of the death of an insured individual, the Bank would receive a death benefit.  If the insured individual is employed by the Bank at the time of death, a death benefit will be paid to the insured individual's designated beneficiary equal to the insured individual's base compensation at the time BOLI was approved by the Bank's Board of Directors.  If the individual is not employed by the Bank at the time of death, no death benefits will be paid to the insured individual's designated beneficiary.

The cash surrender value of the policies is reported in BOLI in the consolidated balance sheets.   Changes in the cash surrender value are recorded in Income from BOLI in the consolidated statements of income.

Capital Stock of Federal Home Loan Bank
Capital Stock of Federal Home Loan Bank - As a member of FHLB Topeka, the Bank is required to acquire and hold shares of FHLB stock.  The Bank's holding requirement varies based on the Bank's activities, primarily the Bank's outstanding advances, with FHLB.  FHLB stock is carried at cost.  Management conducts a periodic review and evaluation of the Bank's investment in FHLB stock to determine if any impairment exists.  Dividends received on FHLB stock are reflected as interest and dividend income in the consolidated statements of income.

Premises and Equipment
Premises and Equipment - Land is carried at cost. Buildings, leasehold improvements and furniture, fixtures and equipment are carried at cost less accumulated depreciation and leasehold amortization.  Buildings, furniture, fixtures and equipment are depreciated over their estimated useful lives using the straight-line method.  Buildings have an estimated useful life of 39 years. Furniture, fixtures and equipment have an estimated useful life of three to seven years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases, which is generally three to 15 years.  The costs for major improvements and renovations are capitalized, while maintenance, repairs and minor improvements are charged to operating expenses as incurred.  Gains and losses on dispositions are recorded as other income or other expense as incurred.

Real Estate Owned
Real Estate Owned - REO primarily represents foreclosed assets held for sale.  REO is reported at the lower of cost or estimated fair value less estimated selling costs ("realizable value.")  At acquisition, write downs to realizable value are charged to the ACL.  After acquisition, any additional write downs are charged to operations in the period they are identified and are recorded in other expenses on the consolidated statements of income. Costs and expenses related to major additions and improvements are capitalized while maintenance and repairs which do not improve or extend the lives of the respective assets are expensed. Gains and losses on the sale of REO are recognized upon disposition of the property and are recorded in other expenses in the consolidated statements of income.

Income Tax
Income Taxes - The Company utilizes the asset and liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.  The provision for deferred income taxes represents the change in deferred income tax assets and liabilities excluding the tax effects of the change in net unrealized gain (loss) on AFS securities and changes in the market value of vested RRP shares.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Certain tax benefits attributable to stock options and RRP shares are credited to additional paid-in capital.  The Company will record a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize their benefit.

Certain accounting literature prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return.  Accruals of interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Employee Stock Ownership Plan
Employee Stock Ownership Plan - The funds borrowed by the ESOP from the Company to purchase the Company's common stock are being repaid from the Bank's contributions and dividends paid on unallocated ESOP shares.  The shares pledged as collateral are reported as a reduction of stockholders' equity at cost.  As ESOP shares are committed to be released from collateral each quarter, the Company records compensation expense based on the average market price of the Company's stock during the quarter.  Additionally, the shares become outstanding for EPS computations once they are committed to be released.

Stock-based Compensation
Stock-based Compensation - The Company has a Stock Option and Incentive Plan (the "Option Plan") and an RRP which are considered share-based payment awards.  Compensation expense is recognized over the service period of each share-based payment award.  The Company applies a fair-value-based measurement method in accounting for share-based payment transactions with employees, except for equity instruments held by the ESOP.  The Company applies the modified prospective method in which compensation cost is recognized over the service period for all awards granted.

Borrowed Funds
Borrowed Funds - The Bank enters into sales of securities under agreements to repurchase with selected brokers ("repurchase agreements").  These agreements are recorded as financing transactions as the Bank maintains effective control over the transferred securities. The dollar amount of the securities underlying the agreements continues to be carried in the Bank's securities portfolio. The obligations to repurchase the securities are reported as a liability in the consolidated balance sheet. The securities underlying the agreements are delivered to the party with whom each transaction is executed. They agree to resell to the Bank the same securities at the maturity of the agreement. The Bank retains the right to substitute similar or like securities throughout the terms of the agreements.  The collateral is subject to valuation at current market levels and the Bank may ask for the return of excess collateral or be required to post additional collateral due to market value changes.

The Bank has obtained advances from FHLB.  FHLB advances are secured by certain qualifying mortgage loans pursuant to a blanket collateral agreement with FHLB and all of the capital stock of FHLB owned by the Bank.  Per the FHLB lending guidelines, total FHLB borrowings cannot exceed 40% of total Bank assets, as reported on the Bank's Thrift Financial Report to the OCC, without pre-approval from the FHLB president.

Capitol Federal Financial Trust I (the "Trust") is a Delaware statutory trust established by Capitol Federal Financial.  The Trust was formed for the purpose of issuing Company obligated mandatorily redeemable preferred securities ("Trust Preferred Securities"). The Trust issued $53.6 million of Trust Preferred Securities.  When the Trust Preferred Securities were issued, the Trust used the proceeds to purchase a like amount of Junior Subordinated Deferrable Interest Debentures (the "Debentures") of the Company. The Company guaranteed the obligations of the Trust.  The Debentures were redeemed in April 2011.  The Debentures were the sole assets of the Trust, and were reported in Other Borrowings in the September 30, 2010 consolidated balance sheet.  The Trust was not included in the consolidated financial statements.

The Bank is authorized to borrow from the Federal Reserve Bank's "discount window."  The Bank had no outstanding Federal Reserve Bank borrowings at September 30, 2011 or 2010.

Comprehensive Income
Comprehensive Income - Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes changes in unrealized gains and losses on securities AFS, net of tax.  Comprehensive income is presented in the consolidated statements of changes in stockholders' equity.

Segment Information
Segment Information - As a community-oriented financial institution, substantially all of the Bank's operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute the Company's only operating segment for financial reporting purposes.

Earnings Per Share
Earnings Per Share - Basic EPS is computed by dividing income available to common stockholders by the weighted average number of shares outstanding for the period.  Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or resulted in the issuance of common stock.  These potentially dilutive shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method.  Shares issued and shares reacquired during any period are weighted for the portion of the period that they were outstanding.

In computing both basic and diluted EPS, the weighted average number of common shares outstanding includes the ESOP shares previously allocated to participants and shares committed to be released for allocation to participants and the RRP shares which have vested or have been allocated to participants. ESOP and RRP shares that have not been committed to be released or have not vested are excluded from the computation of basic and diluted EPS.  Unvested awards that contain nonforfeitable rights to dividends should be treated as participating securities in the computation of EPS pursuant to the two-class method; however, the Company has determined the impact of doing so is inconsequential.

Recent Accounting Pronouncements
Recent Accounting Pronouncements - Effective October 1, 2010, the Company adopted new authoritative accounting guidance under Accounting Standards Codification ("ASC") 860, Transfers of Servicing Assets.  The objective of this standard is to improve the relevance, representational faithfulness, and comparability of the information provided in the financial statements related to the transfer of financial assets; the effects of a transfer on the Company's financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets.  The adoption of this standard did not have an impact on the Company's financial condition or results of operations.

Effective October 1, 2010, the Company also adopted new authoritative accounting guidance under ASC 810, Consolidation.  The new guidance did not change many of the key principles for determining whether an entity is a variable interest entity consistent with the ASC on "Consolidation", but does amend many important provisions of the existing guidance on "Consolidation."  The adoption of this standard did not have an impact on the Company's financial condition, results of operations, or financial statement disclosures.

In July 2010, the Financial Accounting Standards Board ("FASB") issued ASU 2010-20, Disclosures about Credit Quality of Financing Receivables and the Allowance for Credit Losses, which amends ASC 310, Receivables, by requiring more robust and disaggregated disclosures about the credit quality of an entity's financing receivables and its ACL. The objective of enhancing these disclosures is to improve financial statement users' understanding of (1) the nature of an entity's credit risk associated with its financing receivables and (2) the entity's assessment of that risk in estimating its ACL as well as changes in the allowance and the reasons for those changes.   The new and amended disclosures that relate to information as of the end of a reporting period were effective for the Company at March 31, 2011. The disclosures that include information for activity that occurs during a reporting period were effective beginning January 1, 2011 for the Company.  Since the provisions of ASU 2010-20 are disclosure-related, the Company's adoption of this guidance did not have an impact to its financial condition or results of operations.

In January 2011, the FASB issued ASU 2011-01, Deferral of the Effective Date of Disclosures About Troubled Debt Restructurings in Update No. 2010-20, which temporarily deferred the effective date in ASU 2010-20 for disclosures about TDRs by creditors until the FASB finalized its project on determining what constitutes a TDR for a creditor. In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring, which amends the content in ASC 310 related to identifying TDRs and effectively nullifies ASU 2011-01.  ASU 2011-02 removes the deferral of the TDR disclosure requirements of ASU 2010-20 for public entities and thus establishes the effective date for those disclosures.  ASU 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011, which was July 1, 2011 for the Company.  2011-02 is to be applied retrospectively to modifications occurring on or after the beginning of the fiscal year of adoption, which was October 1, 2010 for the Company.  The adoption of ASU 2011-02 did not have a significant impact on the Company's financial condition or results of operations.

In April 2011, the FASB issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreements.  The primary objective of this ASU is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  This ASU eliminates the requirement for entities to consider whether a transferor has the ability to repurchase the financial assets in a repurchase agreement, which may result in more repurchase agreements to be accounted for as secured borrowings rather than as a sale.  ASU 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011, which is January 1, 2012 for the Company, and should be applied prospectively.  The Company accounts for its repurchase agreements as secured borrowings; therefore, the adoption of ASU 2011-03 is not expected to have a material impact on its financial condition or results of operations.

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.  This ASU is a result of joint efforts by the FASB and the International Accounting Standards Board ("IASB") to develop a single, converged fair value framework for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRSs").  This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP; however, some of the components of this ASU could change how fair value measurement guidance in ASC 820, Fair Value Measurements and Disclosures, is applied.  This ASU does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting.  ASU 2011-04 is effective during interim and annual periods beginning after December 15, 2011, which is January 1, 2012 for the Company, and should be applied retrospectively. The provisions of ASU 2011-04 applicable to the Company are disclosure related.  The Company is currently disclosing its fair value measurements in compliance with the converged guidance; therefore, the adoption of ASU 2011-04 will not have an impact to the Company's financial statement disclosures.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which revises how entities present comprehensive income in their financial statements.  The ASU requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements.  In a continuous statement of comprehensive income, an entity would be required to present the components of the income statement as presented today, along with the components of other comprehensive income.  In the two-statement approach, an entity would be required to present a statement that is consistent with the income statement format used today, along with a second statement, which would immediately follow the income statement, that would include the components of other comprehensive income.  The ASU does not change the items that an entity must report in other comprehensive income.  ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which is October 1, 2012 for the Company, and should be applied retrospectively for all periods presented in the financial statements.  The Company has not yet decided which statement format it will adopt.